6. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Risk-free interest rate, Minimum	0.50%	0.50%	0.43%
Risk-free interest rate, Maximum	2.30%	1.60%	1.27%
Expected dividend yield	0.00%	0.00%	0.00%
Volatility factor, Minimum	85.00%	85.00%	85.00%
Volatility factor, Maximum	98.00%	96.00%	90.00%
Minimum [Member]
Expected life of option	2 years 6 months	3 years 3 months	3 years 6 months
Maximum [Member]
Expected life of option	7 years	6 years	7 years